Subsidiaries (Schedule of Material Interest In Subsidiaries) (Details)		1 Months Ended	12 Months Ended
		May 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			20.30%
Opc Israel Energy Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%	100.00%
O.P.C. Rotem Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			80.00%	80.00%
O.P.C. Hadera Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%	100.00%
Tzomet Energy Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%	100.00%
O.P.C. Sorek 2 Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%	100.00%
Gnrgy Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		51.00%	51.00%	0.00%
ICG Energy, Inc [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%	0.00%
OPC Power Ventures LP [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			70.00%	0.00%
CPV Group LP [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[1]		100.00%	0.00%
CPV Keenan II Renewable Energy Company, LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[1]		100.00%	0.00%
CPV Maple Hill, LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[1]		100.00%	0.00%
CPV Rogue's Wind, LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[1]		100.00%	0.00%

[1]	This represents the interest held by OPC Power Ventures LP